Taxes - Schedule of Components of Provision for Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income tax benefit	$ 4,718,036	$ 3,155,704	$ 5,378,552